Financial Instrument Risk Management - Schedule of Contractual Maturities of the Company’s Financial Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Within one year [Member]
Schedule of Contractual Maturities of the Company’s Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,144,570	$ 2,295,058
Accounts payable and accrued expense - related party	1,192,382	558,514
Convertible promissory note to be settled with ordinary shares	400,000	1,021,000
Convertible loans	82,149	72,975
Silent partnerships	1,138,633	1,031,279
Lease liabilities	372,619	280,145
Intellectual property acquisition liability	1,000,000
Intellectual property acquisition liability - related party	657,895	690,575
Lease liabilities	5,988,248	5,949,546
More than one year [Member]
Schedule of Contractual Maturities of the Company’s Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable and accrued expense - related party
Convertible promissory note to be settled with ordinary shares
Convertible loans
Silent partnerships
Lease liabilities	1,021,342	760,324
Intellectual property acquisition liability
Intellectual property acquisition liability - related party	192,711	376,096
Lease liabilities	1,214,053	1,136,420
More than five years [Member]
Schedule of Contractual Maturities of the Company’s Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable and accrued expense - related party
Convertible promissory note to be settled with ordinary shares
Convertible loans
Silent partnerships
Lease liabilities	78,864	105,658
Intellectual property acquisition liability
Intellectual property acquisition liability - related party
Lease liabilities	$ 78,864	$ 105,658